Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Company Recognized Revenue - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Company Recognized Revenue [Line Items]
Revenue	$ 4,481	$ 3,294	$ 11,916	$ 10,981	$ 14,868	$ 5,679
United States [Member]
Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Company Recognized Revenue [Line Items]
Revenue	3,359	1,918	7,868	7,158
Taiwan [Member]
Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Company Recognized Revenue [Line Items]
Revenue	544	131	2,535	646
China [Member]
Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Company Recognized Revenue [Line Items]
Revenue	321	447	614	1,328
Japan [Member]
Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Company Recognized Revenue [Line Items]
Revenue	6	368	20	905
Rest of world [Member]
Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Company Recognized Revenue [Line Items]
Revenue	$ 251	$ 430	$ 879	$ 944